Summary of principal accounting policies	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Summary of principal accounting policies

2. Summary of principal accounting policies

(a) Basis of presentation

The accompanying combined and consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Principles of consolidation

The financial statements represent (1) prior to Equity Restructuring on October 4, 2018, the combined financial statements of Ruhnn Holding Limited, Hangzhou Ruhnn Holdings Co., Ltd.and its subsidiaries; (2) subsequent to Equity Structure, the consolidated financial statements of Ruhnn Holding Limited, its subsidiaries, VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. To provide the Company effective control over the VIE and receive substantially all of the economic benefits of the VIE, the Company’s wholly owned subsidiary, WFOE entered into a series of contractual arrangements, described below, with the VIE and their respective shareholders on October 4, 2018 in connection with the Equity Restructuring disclosed in Note 1.

Agreements that provide the Company effective control over the VIE include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney. Pursuant to which each of the shareholders of VIE has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders’ meetings of VIE and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIE, including those rights under PRC laws and regulations and the articles of association of VIE, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIE, and (iv) assign the shareholding rights to VIE, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Call Option Agreements. Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIE. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIE’s assets or equity interests.

Equity Pledge Agreements. The VIE shareholders agreed to pledge their equity interests in VIE to the WFOE to secure the performance of the VIE’s obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE’s shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIE, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIE to the Company include:

Exclusive Business Cooperation Agreements. Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIE. In exchange, the VIE pays annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIE or VIE’s shareholders.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney provide the Company effective control over the VIE and its subsidiaries, while the Equity Pledge Agreements secure the obligations of the shareholders of the VIE under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIE, the Company is deemed the primary beneficiary of the VIE. Accordingly, the Company has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s combined and consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the combined and consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Company believes that the contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIE;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIE;
•	limit the Company’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIE may not be able to comply;
•	require the Company or the Company’s PRC subsidiaries or VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in China.

The following consolidated financial data of the Company’s VIE and its subsidiaries, were included in the accompanying combined and consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, consolidated VIE and its subsidiaries.

	March 31, 2019	March 31, 2020
	(Amounts in thousands of RMB)
ASSETS
Cash and cash equivalents	89,951	113,429
Restricted cash	13,861	5,673
Short-term investments	-	25,550
Accounts receivable, net	29,372	60,370
Inventories	220,152	145,553
Advances to suppliers, net	41,591	32,628
Prepaid expense and other assets, net	32,969	34,158
Property and equipment, net	146,071	178,333
Intangible assets, net	3,174	1,883
Goodwill	1,002	1,002
Long-term investments	7,600	87,636
Other non-current assets	1,702	2,978
Total Assets	587,445	689,193
LIABILITIES
Accounts payable	78,060	104,822
Notes payable	30,645	10,698
Accrued salary and benefits	56,616	66,556
Accrued expenses and other current liabilities	23,370	23,352
Amounts due to related parties	574,860	18,097
Dividend payable	115	-
Income tax payable	1,674	1,653
Other non-current liabilities	12,826	12,334
Total Liabilities	778,166	237,512

	Year Ended March 31,
	2018	2019	2020
	(Amounts in thousands of RMB)
Net revenue	947,580	1,093,438	1,295,850
Loss from operations	(72,351)	(74,744)	(19,202)
Net loss	(89,954)	(78,125)	(24,556)

Net cash (used in) provided by operating activities	(27,575)	(9,394)	51,191
Net cash used in investing activities	(1,949)	(6,702)	(264,201)
Net cash provided by financing activities	39,076	88,987	228,300

The VIE and its subsidiaries contributed 100% of the Company’s consolidated revenue for the year ended March 31, 2018, 2019 and 2020. As of March 31, 2019 and 2020, the VIE and its subsidiaries accounted for an aggregate of 85% and 48% of the consolidated total assets and 100% and 93% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE were ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE.

The Company believes that there are no assets held in the VIE that can be used only to settle obligations of the VIE, except for registered capital and the PRC statutory reserves. As the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.

(c) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include but are not limited to allowance for doubtful accounts, inventory write-downs, useful lives of property and equipment and intangible assets, impairment of goodwill and long-lived assets, impairment of long-term investments and valuation allowance of deferred tax assets. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances but are inherently uncertain and unpredictable, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from those estimates.

(d) Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—Inputs are based on unadjusted quoted prices that are available in active markets for identical assets or liabilities at measurement date.
•

Level 2—Significant inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations in which significant inputs and significant value drivers are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Significant unobservable inputs that cannot be corroborated by observable market data and reflect management’s estimates of assumptions that market participants would use to price an asset or liability.

The fair value of the Company’s cash and cash equivalents, restricted cash, short-term investments, receivables and payables approximate their carrying amount because of the short-term nature of these instruments.

The Company measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available. An impairment charge to these investments is recorded when the carry amount of an investment exceeds its fair value and this condition is determined to be other-than-temporary. During the years ended March 31, 2018, 2019 and 2020, no impairment of equity method investments was recorded.

Upon the adoption of ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10) on April 1, 2019, the Company elected to measure equity investments that were accounted for under the cost method prior to the adoption and do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Certain equity investments without readily determinable fair values were measured at cost minus impairment during the years ended March 31, 2020.

(e) Convenience translation

Our reporting currency is Renminbi (“RMB”) because our business is conducted in China and our revenues are denominated in RMB. These financial statements contain translations of RMB amounts into U.S. dollars at specific rates solely for the convenience of the reader. The conversion of RMB into U.S. dollars in this financial statement, is based on the exchange rate set forth in the H.10 statistical release of the Board of Governors of the Federal Reserve System. Unless otherwise noted, all translations from RMB to U.S. dollars and from U.S. dollars to RMB in this financial statement were made at a rate of RMB7.0808 to US$1.00, the exchange rate in effect on March 31, 2020. The Company make no representation that any RMB or U.S. dollar amounts could have been, or could be, converted into U.S. dollars or RMB, as the case may be, at any particular rate, the rates stated below, or at all. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign currency and through restrictions on foreign trade.

(f) Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

The Company’s restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for bank acceptance bills. Upon the repayment of bank acceptance bills which generally occur within one year, the deposits will be released by the bank and will become available for general use by the Company.

(g) Accounts receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivable. The Company also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. In determining collectability of the accounts receivable, the Company considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances. Accounts receivable balances are written off after all collection efforts have been exhausted.

(h) Short-term investments

Short-term investments primarily comprise of time deposits and wealth management products with maturities between three months and one year.

(i) Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Expenditures for maintenance, repairs, and minor renewals are charged to expense in the period incurred. Betterments and additions are capitalized. Property and equipment are depreciated on the straight-line basis over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of their estimated useful lives or lease terms that are reasonably assured. The estimated useful lives of property and equipment are as follows:

Buildings	35 years
General equipment	3 - 10 years
Motor vehicles	4 years
Leasehold improvements	Lesser of lease term or estimated useful life of 5 years
Warehouse equipment under capital lease	10 years

(j) Inventories

Inventory is stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment.

(k) Intangible assets, net

The Company’s intangible assets are initially recorded at the capitalized actual costs incurred, their acquisition cost, or fair value if acquired as part of a business combination, and amortized on a straight-line basis over their respective estimated useful lives, which are the periods over which the assets are expected to contribute directly or indirectly to the future cash flows of the Company. As of March 31, 2019 and 2020, the Company’s intangible assets primarily represent exclusive cooperation rights and social media accounts in social media platforms, and amortization is computed over the following estimated economic useful lives:

Exclusive cooperation rights	5 years
Accounts in social media platforms	4 years
Trademarks and software	3-10 years

(l) Goodwill

Goodwill represents the cost in excess of the fair value of the net assets acquired in a business combination. As of March 31, 2019 and 2020, the balance of goodwill of RMB1,002 was as a result of the acquisition of Weimai Culture Co., Ltd. (“Weimai”) in 2017.

In accordance with ASC 350, “Intangibles - Goodwill and Other,” goodwill is tested at least annually for impairment, or when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units.

The Company concluded that goodwill was not impaired as of March 31, 2019 and 2020.

(m) Impairment of long-lived assets

Long-lived assets are depreciated and amortized over their respective useful lives and are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable in accordance with ASC 360-10, “Impairment or Disposal of Long-Lived Assets.” Factors considered important that could result in an impairment review include, but are not limited to, significant under-performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in our business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended March 31, 2019 and 2020.

(n) Long-term investments

The Company’s investments include equity method investments and equity securities without readily determinable fair value.

The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Company records equity method adjustments in share of earnings and losses. Equity method adjustments include the Company’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Company’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Company’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Company’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities. The Company does not take any further obligations after the balance of the investment is deducted to zero due to the loss pick-up.

The Company adopted Accounting Standards Update (“ASU”) 2016-01, “Financial Instruments—Overall (Subtopic 825-10),” on April 1, 2019. The Company measures equity investments other than equity method investments at fair value through statements of comprehensive loss. Equity securities without readily determinable fair values and over which the Company does not have significant influence are measured and recorded as the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to April 1, 2019, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

No impairment was recognized for the years ended March 31, 2019 and 2020.

(o) Revenue recognition

On April 1, 2019, the Company adopted ASC 606, “Revenue from Contracts with Customers,” (“Topic 606”) using the modiﬁed retrospective method applied to all contracts that were not completed contracts at the date of initial application. There was no impact on the opening accumulated deﬁcit as of April 1, 2019 due to the adoption of Topic 606. Revenue is recognized when control of goods or services is transferred to the Company’s customers, in an amount that reﬂects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Product sales under full-service model. We generate product sales revenues primarily through selling products to followers of KOLs under the full-service model. Under this model, we identified one performance obligation which is to sell goods directly to followers of KOLs through online stores. Revenue under the full service model is recognized on a gross basis and presented as product sales on the combined and consolidated statements of operations, because (i) we are primarily responsible for fulfilling the promise to provide the specified good; (ii) we bear the physical and general inventory risk once the products are delivered to our warehouse; (iii) we have discretion in establishing price.

The Company recognizes revenue primarily from online sales of products to followers of KOLs across various e-commerce platforms. A majority of the Company’s customers make online payments through third-party payment platforms when they place orders on the Company’s online stores. Product sales, net of return allowances, value added tax and related surcharges, are recognized when the funds are released from the third-party payment platforms to the Company which is the earlier of when (i) customers manually confirm their receipt of the products on the e-commerce platform or (ii) ten days after delivery.

Shipping and handling fees are included in net revenues. The Company typically does not charge shipping and handling fees for orders exceeding a certain sale amount. Shipping and handling revenue has not been material for the periods presented.

The Company offers its online customers an unconditional right of return for a period of seven days upon receipt of products. Return allowances, which reduce revenue, are estimated based on historical data and industry practice the Company has maintained and its analysis of returns by categories of products, and is subject to adjustments to the extent that actual returns differ or are expected to differ.

Services revenue through platform model. The Company serves as a platform in providing KOLs to brands, online retailers and other merchants for promotion of their products or services either on the KOLs’ social media platforms, other third-party platforms or offline channels. Such services primarily include (1) advertising service through the KOLs’ social media spaces; and (2) sales services provided by KOLs to promote merchants’ products or services through merchants’ various commerce channels across a period of time. Each category of services provided is considered as one performance obligation as they are distinct from each other.

The Company recognizes revenue of KOL advertising service at a point of time when the article, picture, video or others are posted or advertising events completed. As for KOL sales service, the Company determines that its performance obligation is satisfied over time and concluded to apply the practical expedient to recognize the revenue from KOL sales service in the amount to which the Company has the right to invoice on a monthly basis with a credit term of one to three months.

Revenue generated from these service arrangements is recognized on a net basis and presented as services revenue on the combined and consolidated statements of operations. All the costs that the Company incurs in the provision of the above services are classified as cost and operating expenses on the combined and consolidated statements of operations.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment.

The Company sometimes receives advance payments from consumers before the service is rendered, which is recorded as deferred revenue included in the accrued expenses and other current liabilities on the combined and consolidated balance sheets.

Practical expedients and exemptions

In addition, the Company elected the practical expedient to not disclose the value of unsatisﬁed performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

(p) Cost of revenue

Cost of revenue includes the cost of products sold and cost of services performed.

Cost of products sold mainly consist of the purchase price of products, inventory write-downs and KOL service fees. Purchase price of products amounted to RMB479,654, RMB540,186 and RMB521,348 for the years ended March 31, 2018, 2019 and 2020, respectively. Inventory write-downs amounted to RMB42,058, RMB40,587 and RMB66,621 for the years ended March 31, 2018, 2019 and 2020, respectively. KOL service fees included in cost of products sold amounted to RMB103,551, RMB96,585 and RMB81,825 for the years ended March 31, 2018, 2019 and 2020, respectively. KOL service fees are calculated based on a percentage of the product selling price and recorded as cost at the same time when revenue is recognized. Cost of products sold do not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff or logistic center and rental expenses, etc. Therefore, the Company’s cost of revenue may not be comparable to other companies which include such expenses in their cost of revenues.

Cost of services performed mainly consists of KOL service fees incurred for providing sales and advertising services to third party customers and other service fees.

(q) Fulfillment

Fulfillment costs represent packaging material costs and those costs incurred in outbound shipping, operating and staffing the Company’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting and warehousing inventories; picking, packaging and preparing customer orders for shipment. Fulfillment costs also contain third party transaction fees, such as credit card processing and debit card processing fees. Shipping cost included in fulfillment costs amounted to RMB25,891, RMB30,636 and RMB27,747 for the years ended March 31, 2018, 2019 and 2020, respectively.

(r) General and administrative expenses

General and administrative expenses consist of payroll and related expenses for payroll, bonus and benefit costs for corporate employees, legal, finance, technical consulting, meeting expenses, rental fee and other corporate overhead costs.

(s) Sales and marketing expenses

Sales and marketing expenses consist primarily of expenses for KOL incubation, cultivation and training for the Company’s platform KOLs, as well as expenses incurred for the Company’s advertising, marketing and brand promotion activities under the full-services model.

Advertising and promotion costs in connection with the fees of marketing and promotion services the Company paid to third party venders for advertising and promotion on various online and offline channels, for the purposes of KOL incubation and cultivation under the platform model, and promotion and advertising under the full-service model. Such costs were included as sales and marketing in the combined and consolidated statements of comprehensive loss and totaled RMB93,044, RMB109,881 and RMB126,558 for the years ended March 31, 2018, 2019 and 2020, respectively.

(t) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Company follows the asset and liability method of accounting for income taxes.

Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the combined and consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive loss in the period of the enactment of the change.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of March 31, 2019 and 2020, the Company did not have any significant unrecognized uncertain tax positions.

(u) Share-based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. The Company’s share-based compensation to its employees which are classified as equity awards are recognized in the combined and consolidated statements of comprehensive loss based on the grant date fair value. The Company’s share-based compensation to its employees which are classified as liability awards are recognized in the combined and consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement.

In determining the fair value of the share options granted, the closing market price of the underlying shares on the grant date is applied.

Forfeitures are recorded in the current period of the combined and consolidated statements of loss when they are actually occurred.

For modification of share-based awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards with any remaining unrecognized compensation expenses of the original awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

The Company has used the binomial model to estimate the fair value of the options granted under 2019 equity incentive plan, or the Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions: The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future.

The Company measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Company measures the fair value of the equity instruments in these transactions using the share price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty's performance is complete. The Company’s share-based compensation to its non-employees are recognized in the combined and consolidated statements of comprehensive loss when its non-employees meet the performance target. The compensation expense is recognized on a straight-line basis over the vesting period.

(v) Net loss per share

Basic and diluted net loss per share is computed by dividing loss attributable to holders of ordinary shares by the weighted average number of the ordinary shares outstanding during the period. During the years ended March 31, 2018, 2019 and 2020, given that the Company has no potentially dilutive ordinary shares, the basic and diluted net loss per share are the same for the years presented.

(w) Leases as lessee

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Company had leases of offices and warehouses under operating leases during the years ended March 31, 2018, 2019 and 2020.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessee are accounted for as capital leases. The Company leased several automatic equipment in the PRC during the years ended March 31, 2019 and 2020. The Company has determined the lease arrangement as capital lease under the criteria of ASC 840-10-25-1 and has measured a capital lease asset and lease obligation initially at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term..

(x) Comprehensive loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the combined and consolidated statements of comprehensive loss.

(y) Foreign currency translation

The Company’s reporting currency is RMB. The functional currency of ruhnn is the United States dollar (“US$”). The functional currency of the Company’s subsidiaries in PRC and Hong Kong is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

(z) Concentration and risks

A substantial portion of the Company's net revenue is generated from a limited number of KOLs through online stores operated in the names of KOLs and services provided through KOLs. For the years ended March 31, 2018, 2019 and 2020, net revenue generated from Yi Zhang accounted for 52%, 55% and 60% of total net revenue, respectively. There are no other KOL individually generating 10% or more of net revenue for the years ended March 31, 2018, 2019 and 2020.

There are no customers individually representing 10% or more of net revenue for the years ended March 31, 2018, 2019 and 2020. As of March 31, 2019, there was one customer that accounted for 29% of total accounts receivable. As of March 31, 2020, there was another customer that accounted for 15% of total accounts receivable.

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Company places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality, and believes no significant credit exists. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

(aa) Foreign currency exchange rate risk

The Company is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The (depreciation)/appreciation of the US$ against RMB was approximately (8.9)%, 7.1% and 11.8% for the years ended March 31, 2018, 2019 and 2020, respectively. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. A portion of cash and cash equivalents and short-term investments are denominated in US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$in the future.

(ab) Recently issued accounting pronouncements

New accounting pronouncements recently adopted

As an emerging growth company, the Company has elected to take advantage of the benefits of the extended transition period provided to emerging growth companies in Section 13(a) of the Exchange Act.

In May 2014, Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In August 2015, FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” which delays the effective date of ASU 2014-09 by one year. FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. In March 2016, FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in evaluating whether it controls the good or the service before it is transferred to the customer. The new revenue recognition standard is effective for public and private entities for annual reporting periods beginning after December 15, 2017 and 2018, respectively, and interim periods therein, that is, the first quarter of the fiscal year 2020. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). The Company adopted Topic 606 as of April 1, 2019 using the modified retrospective method. Refer to Note 2(o) above for further details.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities.” Under ASU 2016-01, entities no longer use the cost method of accounting as it was applied before and ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, a company can elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 is effective for public and private entities for fiscal years beginning after December 15, 2017 and December 15, 2018, respectively, and interim periods therein. The Company adopted ASU 2016-01 on April 1, 2019, and the adoption of ASU 2016-01 does not have any material impact on its combined and consolidated financial statements.

New accounting pronouncements not yet adopted

In February 2016, FASB issued ASU No. 2016-02, “Leases (Topic 842),” which generally requires companies to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet. In July 2018, FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842, Leases,” and ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements.” Topic 842 is effective for public entities and private entities for fiscal years beginning after December 15, 2018 and December 15, 2019, respectively, on a modified retrospective basis. The Company implemented Topic 842 on April 1, 2020 using a modified retrospective approach. As of March 31, 2020, the Company has RMB50.4 million of future minimum operating lease commitments that are not currently recognized on its combined and consolidated balance sheets. Based on the Company’s preliminary assessment, the Company will record a right-of-use asset and a total operating lease obiligation on its consolidated balance sheet of approximately RMB53.8million and RMB47.8million respectively upon the adoption.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” In November 2018, FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses,” which amends the scope and transition requirements of ASU 2016-13. Topic 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. Topic 326 will become effective for public companies beginning January 1, 2020, with early adoption permitted, on a modified retrospective approach. For all other entities, Topic 326 is effective for fiscal periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impacts that the standards will have on its combined and consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting: The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees.” An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company does not expect ASU 2018-07 to have a material impact to the Company’s consolidated financial statements.

In August 2018, FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement,” which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. For all entities, the guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company does not expect a significant impact on its combined and consolidated financial statements.

In August 2018, FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract,” which requires an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. It also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, which includes reasonably certain renewals. This guidance will be effective for the Company for annual reporting periods beginning after December 15, 2021, on a retrospective or prospective basis and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on its combined and consolidated financial statements and related disclosures.

In October 2018, FASB issued ASU No. 2018-17, “Consolidation (Topic 810)”, which amends two aspects of the related-party guidance in ASC 810. Specifically, ASU 2018-17 adds an elective private-company scope exception to the variable interest entity guidance for entities under common control, and amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. ASU 2018-17 is effective for public entities and private entities for fiscal years beginning after December 15, 2019 and 2020, respectively. The Company does not expect the adoption of this new standard to have any material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to general principles in Income Taxes (Topic 740). It also clarifies and amends existing guidance to improve consistent application. The new standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company does not expect the adoption of this new standard to have any material impact on its combined and consolidated financial statements.